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March 16, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Legacy Builder Variable Life Separate Account
     Legacy Builder Plus
     File No. 811-9115, CIK 0001074342
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Legacy Builder Variable Life Separate Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Transamerica Variable Insurance Fund, Inc., Variable Insurance Products Fund
(VIP)-Service Class 2, Variable Insurance Products Fund (VIP II)-Service Class 2, Variable Insurance Products Fund III (VIP III) Service Class 2, WRL Series Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

 .  Variable Insurance Products Fund (CIK: 0000356494) filed February 26, 2001
 . Variable Insurance Products Fund II (CIK: 0000831016) filed February 26, 2001 . Variable Insurance Products Fund III (CIK: 0000927384) filed February 26,
   2001
 .  AIM Variable Insurance Funds, Inc. (CIK: 0000896435) filed March 9, 2001
 .  Dreyfus Stock Index Fund (CIK 0000846800) filed February 23, 2001
 .  Dreyfus Variable Investment Fund (CIK: 0000813383) filed February 28, 2001
 .  MFS Variable Insurance Trust (CIK: 0000918571) filed February 14, 2001
 .  Oppenheimer Variable Account Funds (CIK: 0000752737) filed March 9, 2001
 .  Transamerica Variable Insurance Fund, Inc. (CIK: 0001002786) filed March 6,
   2001
 .  WRL Series Fund, Inc.(CIK: 0000778207) filed February 26, 2001

To the extent necessary, these filing are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed
Assistant General Counsel